Financial result (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Yields and interests	$ 1,246	$ 1,627	$ 1,884
Financial assets measured at fair value	504	74	329
Gain on remeasurement of derivatives	30	5	4
Other financial incomes	314	42	104
Finance income	2,094	1,748	2,321
Financial expenses
Interest	(7,604)	(7,377)	(6,924)
Financial cost of other liabilities	(2,556)	(2,466)	(2,197)
Financial expenses measured at fair value	(294)	(31)	(246)
Other financial expenses	(327)	(445)	(1,017)
Financial expenses	(10,781)	(10,319)	(10,384)
Foreign exchange gain	159	52	2,398
Foreign exchange gain (loss)	159	52	2,398
Total financial result	(8,528)	(8,519)	$ (5,665)
Interest capitalized in natural resources and property, plant and equipment	$ 895	$ 810